As filed with the Securities and Exchange Commission on March 9, 2017

File Nos.

033-31326

811-05878

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   55                    (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   56                                   (X)

FRANKLIN VALUE INVESTORS TRUST

(as successor to Franklin Value Investors Trust, a

Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY,

SAN MATEO, CA  94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]   immediately upon filing pursuant to paragraph (b)

[ ]   on (date) pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 8th day of March, 2017.

FRANKLIN VALUE INVESTORS TRUST

(Registrant)

By:   /s/ Steven J. Gray

Steven J. Gray

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Donald G. Taylor* Donald G. Taylor	President, Chief Executive Officer-Investment Management Dated: March 8, 2017

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: March 8, 2017

Robert G. Kubilis* Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer Dated: March 8, 2017

Edward I. Altman*	Trustee
Edward I. Altman Ann Torre Bates* Ann Torre Bates	Dated: March 8, 2017 Trustee Dated: March 8, 2017

Burton J. Greenwald*	Trustee
Burton J. Greenwald Jan Hopkins Trachtman* Jan Hopkins Trachtman	Dated: March 8, 2017 Trustee Dated: March 8, 2017

Gregory E. Johnson*	Trustee
Gregory E. Johnson Jennifer M. Johnson* Jennifer M. Johnson	Dated: March 8, 2017 Trustee Dated: March 8, 2017

Keith Mitchell*	Trustee
Keith Mitchell	Dated: March 8, 2017

David W. Niemiec* David W. Niemiec	Trustee Dated: March 8, 2017

Charles Rubens II* Charles Rubens II	Trustee Dated: March 8, 2017

Robert E. Wade*	Trustee
Robert E. Wade	Dated: March 8, 2017

Gregory H. Williams* Gregory H. Williams	Trustee Dated: March 8, 2017

*By:  /s/Steven J. Gray

      Steven J. Gray

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase